UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grand-Jean Capital Management, Inc.
Address:	One Market - Steuart Tower
		Suite 2600
		San Francisco, CA  94105

Form 13F File Number:	28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Crystal Smolinski
Title:	Chief Compliance Officer
Phone:	(415) 512-8512

Signature, Place and Date of Signing:


/s/ Crystal Smolinski
Crystal Smolinski		San Francisco, CA		November 11, 2005


Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value Total:		125,407 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER                  TITLE OF  CUSIP       VALUE    SHARES   SH/ PUT/     INV   OTHER      VOTING AUTH
                                CLASS                 X1000            PRN  CALL     DISC   MGR     SOLE   SHR     NONE

Western Oil Sands                cs       9590531      7,654  332,600  SH   N/A      Sole    N/A    332,600
Alliance Capital Management      cs       01855A1        308    6,429  SH   N/A      Sole    N/A      6,429
American Tower Corp              cs       2991220      6,689  268,100  SH   N/A      Sole    N/A    268,100
AMICAS Inc.                      cs       0017121      3,030  561,200  SH   N/A      Sole    N/A    561,200
Bank of America                  cs       6050510        310    7,356  SH   N/A      Sole    N/A      7,356
Chesapeake Energy Corp.          cs       1651671      8,721  228,000  SH   N/A      Sole    N/A    228,000
Core Laboratories                cs       N227171      4,482  138,925  SH   N/A      Sole    N/A    138,925
Duratek, Inc.                    cs       26658Q1      3,981  217,773  SH   N/A      Sole    N/A    217,773
Foxhollow Tech                   cs       35166A1      3,003   63,075  SH   N/A      Sole    N/A     63,075
Gannett Inc. Com                 cs       3647301        379    5,510  SH   N/A      Sole    N/A      5,510
Packaging Dynamics Corp.         cs       6951601      3,966  314,974  SH   N/A      Sole    N/A    314,974
Royal Dutch Shell A Adrf         cs       7802578        266    4,053  SH   N/A      Sole    N/A      4,053
Safeguard Hlth Ent New           cs       7864442        311       92  SH   N/A      Sole    N/A         92
Sears Holding Corp               cs       8123501      4,239   34,063  SH   N/A      Sole    N/A     34,063
Aramark                          cs       0385211      3,329  124,650  SH   N/A      Sole    N/A    124,650
Arch Capital                     cs       G0450A1      6,356  128,163  SH   N/A      Sole    N/A    128,163
Berkshire Hathaway Cl B Inc.     cs       0846702      1,794      657  SH   N/A      Sole    N/A        657
BP plc                           cs       0556221        442    6,236  SH   N/A      Sole    N/A      6,236
Capital Source Inc.              cs       14055X1     10,456  479,625  SH   N/A      Sole    N/A    479,625
Citigroup Inc.                   cs       1729671      7,803  171,408  SH   N/A      Sole    N/A    171,408
Clarus Corp                      cs       1827071        174   20,900  SH   N/A      Sole    N/A     20,900
Coca Cola Com                    cs       1912161        287    6,637  SH   N/A      Sole    N/A      6,637
Comcast Corp Cl A Special New    cs       20030N2      7,189  249,790  SH   N/A      Sole    N/A    249,790
Emerson Electric Co.             cs       2910111        241    3,350  SH   N/A      Sole    N/A      3,350
Exxon Mobile Corp.               cs       30231G1      1,273   20,035  SH   N/A      Sole    N/A     20,035
Federal Home Loan Mtg. Corp      cs       3134003      3,582   63,436  SH   N/A      Sole    N/A     63,436
General Electric                 cs       3696041        834   24,754  SH   N/A      Sole    N/A     24,754
GP Strategies                    cs       36225V1      1,283  142,400  SH   N/A      Sole    N/A    142,400
Intel Corp.                      cs       4581401        398   16,164  SH   N/A      Sole    N/A     16,164
International Business Machines  cs       4592001      1,190   14,831  SH   N/A      Sole    N/A     14,831
Istar Financial Inc.             cs       45031U1      3,693   91,348  SH   N/A      Sole    N/A     91,348
Johnson & Johnson Common         cs       4781601      2,162   34,160  SH   N/A      Sole    N/A     34,160
Lamar Advertising                cs       5128151      2,320   51,150  SH   N/A      Sole    N/A     51,150
La Quinta Properties Pfd A       ps       50419U2      1,096   42,909  SH   N/A      Sole    N/A     42,909
Microsoft Inc.                   cs       5949181        943   36,660  SH   N/A      Sole    N/A     36,660
Office Depot                     cs       6762201      5,807  195,525  SH   N/A      Sole    N/A    195,525
Pepsico Inc.                     cs       7134481        332    5,851  SH   N/A      Sole    N/A      5,851
Plains All American Pipeline     cs       7265031        232    5,444  SH   N/A      Sole    N/A      5,444
San Juan Basin Royalty Trust     cs       7982411        550   11,271  SH   N/A      Sole    N/A     11,271
Sun Microsystems Inc.            cs       8668101         58   14,832  SH   N/A      Sole    N/A     14,832
Tiffany & Co. New                cs       8865471        231    5,800  SH   N/A      Sole    N/A      5,800
Tyco Intl. LTD New               cs       9021241      6,244  224,212  SH   N/A      Sole    N/A    224,212
United Health Group              cs       91324P1      6,888  122,560  SH   N/A      Sole    N/A    122,560
Wal Mart Stores Inc.             cs       9311421        215    4,914  SH   N/A      Sole    N/A      4,914
Walgreen Company                 cs       9314221        289    6,640  SH   N/A      Sole    N/A      6,640
Wellsfargo & Co. New Del.        cs       9497461        377    6,440  SH   N/A      Sole    N/A      6,440



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